Summary of Significant Accounting Policies (Details) - Schedule of condensed statement of operations - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Condensed Statement Of Operations Abstract
Net loss	$ (386,732)	$ (1,709,339)
Accretion of temporary equity to redemption value	(1,195,374)	(2,294,875)	$ (1,733,440)
Net loss including accretion of temporary equity to redemption value	$ (1,582,106)	$ (4,004,214)	$ (2,861,052)